Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINCENGIES

NOTE 12 – COMMITMENTS AND CONTINCENGIES

Operating Leases

In March 2017, the Company entered into an agreement with a third party individual to lease its office under operating lease. Pursuant to the signed lease, the monthly rent is RMB 23,000 (approximately $3,400). The lease started on April 1, 2017 and was terminated on March 31, 2018.

In November 2017, the Company signed an agreement with a third party to lease its office under operating lease. Pursuant to the signed lease, the monthly rent is RMB 123,742 (approximately $18,000) with the preferential monthly rent of RMB 11,624 (approximately $1,700) for the first month. The term of the lease is two years commencing on December 1, 2017 and expires on November 30, 2019.

In June 2016, the Company signed an agreement with a third party individual to lease its office space in Shanghai, China under operating lease. Pursuant to the lease, the monthly rent is RMB 10,000 (approximately $1,500). The term of the lease is one year commencing on July 1, 2016 and expired on June 30, 2017. The Company renewed the office lease in June 2017 and June 2018. Pursuant to the renewed office lease, the monthly rent is RMB 10,000 (approximately $1,500) and the renewed office lease expired on September 30, 2018.

In August 2018, the Company signed an agreement with a third party to lease its office space in Beijing, China under operating lease. Pursuant to the lease, the monthly rent is RMB 26,000 (approximately $3,900). The term of the lease is about one year commencing on August 29, 2018 and will expire on September 8, 2019 with the first 11 days free of rent.

In September 2018, the Company signed an agreement with a third party to lease its office space in Shanghai, China under operating lease. Pursuant to the lease, the monthly rent is RMB 31,686 (approximately $4,700). The term of the lease is 13 months commencing on September 1, 2018 and will expire on September 30, 2019 with one month of free rent in the month of September 2018.

Total rent expense under operating lease agreements was $272,926 and $82,359 for the years ended December 31, 2018 and 2017, respectively.

The following table presents future minimum commitments for operating leases as of December 31, 2018:

Year Ending December 31:	Amount
2019	$267,542
2020 and thereafter	-
Total	$267,542